Property and Equipment - Assets under Capital Leases Included in Property and Equipment (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Furniture and office equipment	$ 94,388	$ 94,388
Less: accumulated depreciation and amortization	(12,585)	(3,146)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 81,803	$ 91,242